Pioneer High Income Municipal Fund

Schedule of Investments | May 31, 2021

Ticker Symbols:
Class A Class C Class Y	PIMAX HICMX HIMYX

Schedule of Investments | 5/31/21 (unaudited)

Shares	Dividend Income		Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Value
	INVESTMENTS IN THE MASTER - 99.3%
	INVESTMENT COMPANY - 99.3% of Net Assets
187,472,501(a)	Pioneer High Income Municipal Portfolio	$--	$(256,924)	$128,932,616	$1,951,832,446
	TOTAL INVESTMENT COMPANY
	(Cost $1,822,899,830)				$1,951,832,446
	TOTAL INVESTMENTS IN THE MASTER - 99.3%
	(Cost $1,822,899,830)				$1,951,832,446
	OTHER ASSETS AND LIABILITIES - 0.7%				$14,477,971
	NET ASSETS - 100.0%				$1,966,310,417

(a)	Non-income producing security.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of May 31, 2021, in valuing the Fund’s investments:

	Level 1	Level 2	Level 3	Total
Investment Company	$1,951,832,446	$–	$–	$1,951,832,446
Total Investments in Securities	$1,951,832,446	$–	$–	$1,951,832,446

During the nine months ended May 31, 2021, there were no transfers in or out of Level 3.